Share-based Compensation - HCML Share Based Compensation Expense (Details) - HCML Share Option Scheme - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Share-based Compensation
Share-based compensation expense	$ 5,412,000	$ 5,129,000
Unrecognized compensation cost	$ 8,415,000
Unrecognized compensation cost - weighted-average remaining service period	2 years 7 months 6 days
Research and development expenses
Share-based Compensation
Share-based compensation expense	$ 4,915,000	4,730,000
Administrative expenses
Share-based Compensation
Share-based compensation expense	$ 497,000	$ 399,000